TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	€ 2,844	€ 4,309
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset	3,944	2,793
Prepayments	1,042	677
Other receivables	827	62
Total	€ 8,558	€ 7,742